UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Defensive Strategy Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 79.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	378,921	$4,070
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	547,049	5,088
SEI Institutional Managed Trust High Yield Bond Fund, Class A	185,404	1,370
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	676,327	6,777
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	170,987	1,701
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	174,392	1,716
SEI Institutional Managed Trust Real Return Fund, Class A	318,553	3,393
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	254,122	2,711

Total Fixed Income Funds (Cost $26,049) ($ Thousands)		26,826

EQUITY FUNDS — 6.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	108,725	1,028
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	76,410	1,037

Total Equity Funds (Cost $1,589) ($ Thousands)		2,065

MONEY MARKET FUND (A) — 14.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	5,032,719	5,033

Total Money Market Fund (Cost $5,033) ($ Thousands)		5,033

Total Investments — 100.0% (Cost $32,671) ($ Thousands) †		$33,924

Percentages are based on Net Assets of $33,909 ($ Thousands).

*	Non-income producing Fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.
†	At June 30, 2012, the tax basis cost of the Fund’s investments was $32,897 ($ Thousands), and the unrealized appreciation and depreciation were $1,105 ($ Thousands) and $(78) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 60.3%
SEI Institutional Managed Trust Real Estate Fund, Class A	138,840	$2,095
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	305,918	4,151

Total Equity Funds (Cost $4,422) ($ Thousands)		6,246

FIXED INCOME FUND — 39.5%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	553,103	4,088

Total Fixed Income Fund (Cost $3,849) ($ Thousands)		4,088

Total Investments — 99.8% (Cost $8,271) ($ Thousands) †		$10,334

Percentages are based on Net Assets of $10,352 ($ Thousands).

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $9,312 ($ Thousands), and the unrealized appreciation and depreciation were $1,427 ($ Thousands) and $(405) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Conservative Strategy Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 78.0%
SEI Daily Income Trust Short-Duration Government Fund, Class A	228,739	$2,457
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	1,853,245	17,235
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,315,378	9,839
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,175,054	8,684
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,840,596	18,443
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	868,442	8,641
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	1,010,882	9,947
SEI Institutional Managed Trust Real Return Fund, Class A	808,373	8,609
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,152,624	12,298

Total Fixed Income Funds (Cost $94,143) ($ Thousands)		96,153

EQUITY FUNDS — 17.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	1,183,545	11,196
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	738,669	10,024

Total Equity Funds (Cost $17,306) ($ Thousands)		21,220

MONEY MARKET FUND (A) — 5.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	6,129,860	6,130

Total Money Market Fund (Cost $6,130) ($ Thousands)		6,130

Total Investments — 100.2% (Cost $117,579) ($ Thousands) †		$123,503

Percentages are based on Net Assets of $123,236 ($ Thousands).

*	Non-income producing Fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $118,927 ($ Thousands), and the unrealized appreciation and depreciation were $5,142 ($ Thousands) and $(566) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

EQUITY FUNDS — 67.2%
SEI Institutional Managed Trust Real Estate Fund, Class A	444,015	$6,700
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,000,669	13,579

Total Equity Funds (Cost $14,148) ($ Thousands)		20,279

FIXED INCOME FUND — 32.5%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,324,980	9,792

Total Fixed Income Fund (Cost $7,501) ($ Thousands)		9,792

MONEY MARKET FUND (A) — 0.6%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	177,910	178

Total Money Market Fund (Cost $178) ($ Thousands)		178

Total Investments — 100.3% (Cost $21,827) ($ Thousands) †		$30,249

Percentages are based on Net Assets of $30,162 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $21,972 ($ Thousands), and the unrealized appreciation and depreciation were $8,277 ($ Thousands) and $(0) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Moderate Strategy Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 70.6%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,253,525	$20,958
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	945,364	10,900
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,447,976	10,831
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,056,283	29,976
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,723,424	27,234
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	2,696,197	27,016
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	2,776,631	27,322
SEI Institutional Managed Trust Real Return Fund, Class A	1,525,473	16,246
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,026,125	21,619

Total Fixed Income Funds (Cost $185,160) ($ Thousands)		192,102

EQUITY FUNDS — 29.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	4,334,450	41,004
SEI Institutional Managed Trust Large Cap Fund, Class A	965,561	11,065
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,026,829	27,504

Total Equity Funds (Cost $67,147) ($ Thousands)		79,573

Total Investments — 99.9% (Cost $252,307) ($ Thousands) †		$271,675

Percentages are based on Net Assets of $271,975 ($ Thousands).

*	Non-income producing Fund.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $263,631 ($ Thousands), and the unrealized appreciation and depreciation were $12,378 ($ Thousands) and $(4,334) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

EQUITY FUNDS — 82.3%
SEI Institutional International Trust International Equity Fund, Class A	818,828	$6,272
SEI Institutional Managed Trust Real Estate Fund, Class A	410,399	6,193
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	943,888	12,346
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,311,065	31,361

Total Equity Funds (Cost $44,461) ($ Thousands)		56,172

FIXED INCOME FUND — 17.6%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,622,536	11,991

Total Fixed Income Fund (Cost $10,326) ($ Thousands)		11,991

MONEY MARKET FUND (A) — 0.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	326,731	327

Total Money Market Fund (Cost $327) ($ Thousands)		327

Total Investments — 100.4% (Cost $55,114) ($ Thousands) †		$68,490

Percentages are based on Net Assets of $68,249 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $58,468 ($ Thousands), and the unrealized appreciation and depreciation were $11,281 ($ Thousands) and $(1,259) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

EQUITY FUNDS — 66.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,816,646	$17,422
SEI Institutional International Trust International Equity Fund, Class A	4,562,322	34,948
SEI Institutional Managed Trust Large Cap Fund, Class A	9,500,718	108,878
SEI Institutional Managed Trust Small Cap Fund, Class A	1,707,973	17,319
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	839,590	11,393

Total Equity Funds (Cost $173,693) ($ Thousands)		189,960

FIXED INCOME FUNDS — 33.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,713,255	19,754
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,577,492	19,047
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	5,640,171	56,402

Total Fixed Income Funds (Cost $85,219) ($ Thousands)		95,203

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	684,268	684

Total Money Market Fund (Cost $684) ($ Thousands)		684

Total Investments — 100.5% (Cost $259,596) ($ Thousands) †		$285,847

Percentages are based on Net Assets of $284,529 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $262,350 ($ Thousands), and the unrealized appreciation and depreciation were $28,633 ($ Thousands) and $(5,136) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	87,945	$843
SEI Institutional International Trust International Equity Fund, Class A	883,505	6,768
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,782,121	23,310
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	462,228	5,852

Total Equity Funds (Cost $24,174) ($ Thousands)		36,773

FIXED INCOME FUNDS — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	142,351	1,641
SEI Institutional Managed Trust High Yield Bond Fund, Class A	429,900	3,177

Total Fixed Income Funds (Cost $3,621) ($ Thousands)		4,818

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	78,687	79

Total Money Market Fund (Cost $79) ($ Thousands)		79

Total Investments — 100.0% (Cost $27,874) ($ Thousands) †		$41,670

Percentages are based on Net Assets of $41,683 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $28,174 ($ Thousands), and the unrealized appreciation and depreciation were $13,614 ($ Thousands) and $(118) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Market Strategy Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 67.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	425,979	$4,912
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,441,176	10,650
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	1,637,497	16,375
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	834,608	8,213
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,427,653	15,233

Total Fixed Income Funds (Cost $53,261) ($ Thousands)		55,383

EQUITY FUNDS — 32.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	262,899	2,521
SEI Institutional International Trust International Equity Fund, Class A	551,493	4,225
SEI Institutional Managed Trust Large Cap Fund, Class A	1,306,393	14,971
SEI Institutional Managed Trust Small Cap Fund, Class A	248,345	2,518
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	183,088	2,485

Total Equity Funds (Cost $24,308) ($ Thousands)		26,720

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	197,477	197

Total Money Market Fund (Cost $197) ($ Thousands)		197

Total Investments — 100.3% (Cost $77,766) ($ Thousands) †		$82,300

Percentages are based on Net Assets of $82,070 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $77,781 ($ Thousands), and the unrealized appreciation and depreciation were $4,736 ($ Thousands) and $(217) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

9	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

EQUITY FUNDS — 88.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	32,443	$311
SEI Institutional International Trust International Equity Fund, Class A	327,463	2,509
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	660,633	8,641
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	171,320	2,169

Total Equity Funds (Cost $9,471) ($ Thousands)		13,630

FIXED INCOME FUNDS — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	52,786	609
SEI Institutional Managed Trust High Yield Bond Fund, Class A	159,341	1,177

Total Fixed Income Funds (Cost $1,361) ($ Thousands)		1,786

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	20,470	20

Total Money Market Fund (Cost $20) ($ Thousands)		20

Total Investments — 100.4% (Cost $10,852) ($ Thousands) †		$15,436

Percentages are based on Net Assets of $15,377 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1-800-DIAL-SEI.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $10,873 ($ Thousands), and the unrealized appreciation and depreciation were $4,563 ($ Thousands) and $(0) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 55.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,418,027	$27,880
SEI Institutional Managed Trust High Yield Bond Fund, Class A	5,389,212	39,826
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	7,960,351	79,603
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	4,057,943	39,930
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,238,619	34,556

Total Fixed Income Funds (Cost $209,461) ($ Thousands)		221,795

EQUITY FUNDS — 44.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,711,804	16,416
SEI Institutional International Trust International Equity Fund, Class A	4,292,385	32,880
SEI Institutional Managed Trust Large Cap Fund, Class A	8,821,348	101,093
SEI Institutional Managed Trust Small Cap Fund, Class A	1,606,955	16,294
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	888,715	12,060

Total Equity Funds (Cost $162,649) ($ Thousands)		178,743

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	376,632	377

Total Money Market Fund (Cost $377) ($ Thousands)		377

Total Investments — 99.9% (Cost $372,487) ($ Thousands) †		$400,915

Percentages are based on Net Assets of $401,230 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $377,935 ($ Thousands), and the unrealized appreciation and depreciation were $27,562 ($ Thousands) and $(4,582) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

June 30, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	179,378	$1,720
SEI Institutional International Trust International Equity Fund, Class A	1,808,152	13,850
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,647,136	47,705
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	945,963	11,976

Total Equity Funds (Cost $53,024) ($ Thousands)		75,251

FIXED INCOME FUNDS — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	291,049	3,356
SEI Institutional Managed Trust High Yield Bond Fund, Class A	879,770	6,501

Total Fixed Income Funds (Cost $8,973) ($ Thousands)		9,857

MONEY MARKET FUND (A) — 0.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A
0.010%	23,905	24

Total Money Market Fund (Cost $24) ($ Thousands)		24

Total Investments — 99.8% (Cost $62,021) ($ Thousands) †		$85,132

Percentages are based on Net Assets of $85,285 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2012.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call
1-800-DIAL-SEI.

†	At June 30, 2012, the tax basis cost of the Fund’s investments was $63,039 ($ Thousands), and the unrealized appreciation and depreciation were $23,432 ($ Thousands) and $(1,339) ($ Thousands) respectively.

As of June 30, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

12	SEI Asset Allocation Trust / Quarterly Report / June 30, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the

Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by

Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 21, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 21, 2012